Receivables and other assets	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Receivables and other assets	Receivables and other assets
Recognition and measurement
Financial assets (except provisionally priced receivables) which are held under a hold to collect business model and have cash flows that meet the “solely payments of principal and interest” (SPPI) criteria are recognised at amortised cost. Provisionally priced receivables are measured at fair value through profit or loss with subsequent fair value gains or losses taken to the income statement.
As a part of our working capital management, we offer receivables factoring and letter of credit programs for our customers/receivables. For our receivables under letter of credit programs, the business model of “hold to collect” has not changed and these continue to be recognised at amortised cost, as the sale of the letter of credit is made close to maturity of receivables and discounting costs are immaterial. The receivables under our global factoring program do not meet the “hold to collect” model and therefore are recognised at fair value through profit or loss and continue to be classified as trade receivables within operating cash flows. US$697 million of receivables (2024: US$588 million) are subject to our factoring program and
US$965 million (2024: US$510 million) of receivables subject to a letter of credit discounting program have been transferred to the participating banks and derecognised at the reporting date.

	2025			2024
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Trade receivables(a)	–	2,658	2,658	–	2,344	2,344
Other financial receivables(a)	526	729	1,255	355	643	998
Other receivables(b)	601	718	1,319	380	429	809
Prepayment of tolling charges to jointly controlled entities(c)	71	–	71	94	–	94
Pension surpluses (note 29)	505	–	505	405	–	405
Other prepayments	138	891	1,029	163	825	988
Total(d)	1,841	4,996	6,837	1,397	4,241	5,638
(a)At 31 December 2025, trade receivables and other financial receivables are stated net of allowances for expected credit losses of US$73 million (2024: US$72 million). We apply the
“simplified approach” to trade receivables and receivables relating to net investment in finance leases and a “general approach” to all other financial assets.
(b)At 31 December 2025, other receivables include US$376 million (2024: US$333 million) related to Energy Resources of Australia Ltd’s (ERA) deposit held in a trust fund which is controlled by the
Government of Australia. ERA are entitled to reimbursement from the fund once specific phases of rehabilitation relating to the Ranger Project are completed. The fund is outside the scope of IFRS 9.
(c)These prepayments will be charged to Group operating costs as tolling services are rendered and product processing occurs.
(d)There is no material element of receivables and other assets that is interest-bearing or financing in nature. The fair value of current trade and other receivables and the majority of amounts classified as non-current trade and other receivables approximates to their carrying value.
Credit risk related to receivables
Our Commercial team manages customer credit risk by reference to our established policy, procedures and controls. The team establishes credit limits for all of our customers. Where customers are rated by an independent credit rating agency, these ratings are used as a guide to set credit limits. Where there are no independent credit ratings available, we assess the credit quality of the customer through a credit rating model and assign appropriate credit limits. The Commercial team monitors outstanding customer receivables regularly and highlights any credit concerns to senior management.
Receivables to high-risk customers are often secured by letters of credit or other forms of credit enhancement.
The expected credit loss on our trade receivable portfolio is insignificant.